Commitments and Contingencies - Digital Mining Hosting Sub-License (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 05, 2021	Jan. 31, 2022	Jun. 30, 2022	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Lessee, operating lease, description	The agreement allows for approximately 230 MW of net carbon neutral digital mining hosting capacity to be managed by Core Scientific as hosting partner.	In January 2022, the Company entered into a lease agreement for administrative offices and research facilities located in Waxahachie, Texas (the “Waxahachie Lease”) for approximately 3,600 square feet
Lessee, operating lease, term of contract	11 months		4 months	4 months
Operating lease, prepaid Ppayment				$ 35,100
Digital Monitoring future payments			$ 16,300	$ 16,300
Lessee, operating sublease, option to terminate				upon any termination of the Gryphon Merger Agreement by Sphere 3D, Gryphon shall have the right, in its sole discretion, to terminate this Core Scientific MSA in its entirety (including the Hosting Sub-Lease) upon not less than 180 calendar days’ written notice to Sphere 3D
Operating lease, payments			$ 194	$ 223